Document and Entity Information	Feb. 13, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001724965
Document Type	8-K/A
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	Talos Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38497
Entity Tax Identification Number	82-3532642
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	328-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TALO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission by Talos Energy Inc. (the “Company”) on February 14, 2023 (the “Original Form 8-K”), on February 13, 2023, the Company consummated the mergers (the “Mergers”) contemplated by the Agreement and Plan of Merger, dated as of September 21, 2022, by and among EnVen Energy Corporation (“EnVen”), Talos Production Inc., Tide Merger Sub I Inc., Tide Merger Sub II LLC, Tide Merger Sub III and BCC EnVen Investments, L.P., pursuant to which EnVen became a wholly owned subsidiary of the Company. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K to provide the historical and pro forma financial statements described in Item 9.01 below. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Mergers.